Information by business segment and geographic area (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	$ 24,947	$ 24,265	$ 24,089
Depreciation, depletion and amortization	2,959	2,903	2,916
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	13,488	12,846	12,357
Iron Ore Pellets [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	2,516	2,920	2,759
Other Ferrous Products And Services [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	608	556	335
Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	16,612	16,322	15,451
Nickel [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	3,513	3,414	4,169
Copper [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	1,646	1,472	1,357
Other Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	217	154
Energy Transition Metals [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered	5,376	5,040	5,526
Other [Member]
IfrsStatementLineItems [Line Items]
Cost of goods sold and services rendered			$ 196